Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income before tax	$ 78	$ (4,733)	$ 1,686	$ 1,557	$ 2,031
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	166	462	907	800	822
Depreciation of right-of-use assets	404	431	866	828	775
Inventories written down			452		1,508
Written off of advance to suppliers			956
Gain on disposal of property and equipment	(50)	(84)	(5,048)	(2)	(305)
Gain on early termination on lease liability			(113)
Provision (reversal) of impairment of trade receivables			145	193	(110)
Loss on revaluation of quoted share			22
Gain on disposal on financial assets, available for sale	(7)	(8)
Gain on fair value adjustment on financial assets, available for sales	(4)	(9)
Interest expenses	694	305
Income tax paid	(14)	(436)
Change in operating assets and liabilities:
Accounts receivable	(2,453)	340	1,763	(2,644)	710
Inventories	(5,582)	(2,485)	3,631	940	(2,757)
Deposits, prepayments and other receivables			408	1,702	(1,900)
Accounts payable and accrued liabilities	2,041	553	(2,119)	1,964	(1,329)
Customer deposits	(3,307)	(1,365)	(2,826)	(4,387)	5,797
Income tax payable			(675)	(41)	388
Net cash provided by operating activities	(8,034)	(7,029)	55	910	5,630
Cash flows from investing activities:
Purchase of property and equipment	(527)	(1,079)	(1,955)	(817)
Proceeds from disposal of property and equipment	358	121	10,894	2	343
Additional of right-of-use assets		(879)
Purchase of financial assets, available for sale	(18)	(34)
Proceeds from disposal on financial assets, available for sale	10	168
Investment in equity securities		(2,200)	(2,200)
Proceeds from (investment in) financial assets available for sales			71	(325)
Net cash generated from (used in) investing activities	(177)	(3,903)	6,810	(1,140)	343
Cash flows from financing activities:
Proceeds from shares issuance net of deferred offering costs		15,100	13,506
Payment of dividends			(10,524)	(77)
Loan from director			9,881
Proceeds from bank borrowings	19,074	19,279
Additional of right-of-use assets		844
Repayment of bank borrowings	(13,545)	(17,872)	(7,369)	(105)	(3,712)
Proceeds from lease liabilities	2,825	3,896
Repayment of lease liabilities	(2,507)	(6,159)	(6,369)	(114)	(1,046)
Interest paid	(632)	(279)
Net cash used in financing activities	5,215	14,809	(875)	(296)	(4,758)
Net change in cash and cash equivalent	(2,996)	3,877
Effect on exchange rate change on cash and cash equivalents	(421)	310	80	(4)	(7)
BEGINNING OF YEAR	7,073	1,003	1,003	1,533	325
END OF YEAR	3,656	5,190	7,073	1,003	1,533
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash (paid) refund for income taxes	14	436	(675)	(40)	158
Cash paid for interest	$ 632	$ 279	1,051	748	717
Net change in cash and cash equivalent			$ 6,070	$ (530)	$ 1,208